OPERATING LEASE RIGHT OF USE ASSETS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING LEASE RIGHT OF USE ASSETS
Less: Accumulated depreciation	$ (2,694,226)	$ (580,284)	$ (236,719)
Total	3,523,475	1,270,439	837,606
Buildings
OPERATING LEASE RIGHT OF USE ASSETS
Operating lease right of use assets	2,275,718	1,622,472	1,003,804
Rental vehicles
OPERATING LEASE RIGHT OF USE ASSETS
Operating lease right of use assets	$ 3,941,983	$ 228,251	$ 70,521